CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2023		82,495,086
Beginning balance at Dec. 31, 2023	$ 9,240,743	$ 6,699	$ 6,942,669	$ 1,162	$ (143,506)	$ 2,433,719
Comprehensive income (net of tax):
Net income	187,438					187,438
Currency translation adjustment	(32,040)				(32,040)
(Gain) / loss on cash flow hedge	9,084				9,084
Total comprehensive income	164,482
Exercise of share options (in shares)		156,527
Exercise of share options	16,303	$ 10	16,293
Issue of restricted share units / performance share units (in shares)		32,192
Issue of restricted share units / performance share units	2	$ 2
Share based compensation expense	11,121		11,121
Share issuance costs	(4)		(4)
Ending balance (in shares) at Mar. 31, 2024		82,683,805
Ending balance at Mar. 31, 2024	9,432,647	$ 6,711	6,970,079	1,162	(166,462)	2,621,157
Beginning balance (in shares) at Dec. 31, 2023		82,495,086
Beginning balance at Dec. 31, 2023	$ 9,240,743	$ 6,699	6,942,669	1,162	(143,506)	2,433,719
Comprehensive income (net of tax):
Repurchase of ordinary shares (in shares)	(2,179,699)
Repurchase of ordinary shares	$ (500,000)
Ending balance (in shares) at Dec. 31, 2024	80,756,860	80,756,860
Ending balance at Dec. 31, 2024	$ 9,522,999	$ 6,586	7,020,231	1,304	(229,929)	2,724,807
Comprehensive income (net of tax):
Net income	154,151					154,151
Currency translation adjustment	59,158				59,158
(Gain) / loss on cash flow hedge	(2,420)				(2,420)
Total comprehensive income	210,889
Exercise of share options (in shares)		40,883
Exercise of share options	4,762	$ 3	4,759
Issue of restricted share units / performance share units (in shares)		27,046
Issue of restricted share units / performance share units	1	$ 1
Share based compensation expense	12,359		12,359
Share issuance costs	(5)		(5)
Repurchase of ordinary shares (in shares)		(1,360,537)
Repurchase of ordinary shares	(250,000)	$ (85)		85		(250,000)
Share repurchase costs	$ (150)					(150)
Ending balance (in shares) at Mar. 31, 2025	79,464,252	79,464,252
Ending balance at Mar. 31, 2025	$ 9,500,855	$ 6,505	$ 7,037,344	$ 1,389	$ (173,191)	$ 2,628,808